Schedule of Investments (unaudited)	iShares® ESG Advanced MSCI EM ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 2.7%
Atacadao SA	9,688	$18,084
B3 SA - Brasil, Bolsa, Balcao	89,502	234,988
Banco Bradesco SA	23,416	61,248
Banco do Brasil SA	13,132	115,497
CCR SA	15,610	41,753
Cia. de Saneamento Basico do Estado de Sao Paulo	5,264	54,525
Energisa SA	3,276	28,438
Hapvida Participacoes e Investimentos SA(a)(b)	81,788	64,324
Localiza Rent a Car SA	11,485	140,447
Localiza Rent a Car SA(b)	54	655
Lojas Renner SA	14,882	57,054
Natura & Co. Holding SA	13,790	37,755
Raia Drogasil SA	19,708	110,053
Rede D’Or Sao Luiz SA(a)	9,005	51,474
Rumo SA	19,894	81,642
Sendas Distribuidora SA	19,303	40,902
Telefonica Brasil SA	6,370	50,224
Tim SA	13,104	36,058
TOTVS SA	8,414	47,698
		1,272,819
Cayman Islands — 0.1%
Zai Lab Ltd.(b)	14,140	46,169

Chile — 0.5%
Banco de Chile	693,126	70,082
Banco de Credito e Inversiones SA	930	27,337
Banco Santander Chile	1,006,751	43,750
Cencosud SA	19,782	37,366
Empresas CMPC SA	17,108	29,253
Falabella SA	12,656	27,890
		235,678
China — 30.6%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	2,800	12,865
3SBio Inc.(a)	28,000	28,363
AAC Technologies Holdings Inc.	14,000	28,703
Agricultural Bank of China Ltd., Class A	81,200	40,162
Agricultural Bank of China Ltd., Class H	448,000	168,826
Air China Ltd., Class A(b)	8,400	10,290
Air China Ltd., Class H(b)	28,000	21,283
Akeso Inc.(a)(b)	4,000	17,816
Alibaba Group Holding Ltd.(b)	229,600	2,285,065
Alibaba Health Information Technology Ltd.(b)	84,000	49,859
Baidu Inc., Class A(b)	34,540	530,332
Bank of China Ltd., Class A	32,200	17,641
Bank of China Ltd., Class H	1,218,000	476,795
Bank of Communications Co. Ltd., Class A	35,000	28,771
Bank of Communications Co. Ltd., Class H	140,000	90,265
Bank of Hangzhou Co. Ltd., Class A	5,600	9,139
Bank of Ningbo Co. Ltd., Class A	7,000	24,214
Beijing Enterprises Water Group Ltd.	56,000	13,735
Beijing Shiji Information Technology Co. Ltd., Class A	1,828	5,003
Beijing Tongrentang Co. Ltd., Class A	1,400	11,914
BOC Aviation Ltd.(a)	2,800	20,559
Bosideng International Holdings Ltd.	56,000	23,250
BYD Co. Ltd., Class A	1,400	49,896
BYD Co. Ltd., Class H	15,500	467,942
By-health Co. Ltd., Class A	2,800	8,957
Security	Shares	Value

China (continued)
China CITIC Bank Corp. Ltd., Class H	140,000	$73,695
China Conch Venture Holdings Ltd.	21,000	26,380
China Construction Bank Corp., Class A	11,200	10,073
China Construction Bank Corp., Class H	1,470,000	940,330
China Everbright Bank Co. Ltd., Class A	43,400	19,207
China Everbright Bank Co. Ltd., Class H	42,000	12,923
China Everbright Environment Group Ltd.	56,000	21,889
China Feihe Ltd.(a)	56,000	32,569
China International Capital Corp. Ltd., Class A	1,400	8,192
China International Capital Corp. Ltd., Class H(a)	28,000	51,220
China Jinmao Holdings Group Ltd.	84,000	12,022
China Jushi Co. Ltd., Class A	4,371	8,370
China Lesso Group Holdings Ltd.	14,000	9,257
China Life Insurance Co. Ltd., Class A	2,800	14,692
China Life Insurance Co. Ltd., Class H	112,000	189,173
China Literature Ltd.(a)(b)	5,600	21,185
China Medical System Holdings Ltd.	28,000	39,421
China Mengniu Dairy Co. Ltd.	49,000	190,446
China Minsheng Banking Corp. Ltd., Class A	34,576	19,234
China Minsheng Banking Corp. Ltd., Class H	91,000	36,012
China Overseas Land & Investment Ltd.	56,000	113,643
China Railway Signal & Communication Corp. Ltd., Class A	8,600	7,202
China Resources Land Ltd.	50,000	187,148
China Resources Mixc Lifestyle Services Ltd.(a)	11,200	50,992
China Resources Pharmaceutical Group Ltd.(a)	28,000	26,881
China Ruyi Holdings Ltd.(b)	112,000	25,033
China Southern Airlines Co. Ltd., Class A(b)	12,100	10,662
China Southern Airlines Co. Ltd., Class H(b)	28,000	16,126
China Tourism Group Duty Free Corp. Ltd., Class A	1,400	24,227
China Tourism Group Duty Free Corp. Ltd., Class H(a)(b)	1,400	22,292
China Vanke Co. Ltd., Class A	9,800	19,642
China Vanke Co. Ltd., Class H	33,600	44,384
China Zheshang Bank Co. Ltd., Class A	15,400	6,210
Chow Tai Fook Jewellery Group Ltd.	30,800	54,518
CITIC Securities Co. Ltd., Class A	12,600	35,489
CITIC Securities Co. Ltd., Class H	28,000	51,557
CMOC Group Ltd., Class A	23,800	17,539
CMOC Group Ltd., Class H	42,000	21,963
Contemporary Amperex Technology Co. Ltd., Class A	3,780	117,557
Country Garden Services Holdings Co. Ltd.	35,000	40,801
CSC Financial Co. Ltd., Class A	4,200	14,975
CSPC Pharmaceutical Group Ltd.	140,000	121,973
Dali Foods Group Co. Ltd.(a)	35,000	11,675
Dongfeng Motor Group Co. Ltd., Class H	28,000	12,125
Far East Horizon Ltd.	28,000	23,462
Foxconn Industrial Internet Co. Ltd., Class A	9,800	24,858
Ganfeng Lithium Co. Ltd., Class H(a)	5,600	35,447
Ganfeng Lithium Group Co. Ltd., Class A	2,800	24,443
GDS Holdings Ltd., Class A(b)	14,000	17,118
Geely Automobile Holdings Ltd.	98,000	114,170
GEM Co. Ltd., Class A	6,400	6,004
Genscript Biotech Corp.(b)	14,000	31,042
Great Wall Motor Co. Ltd., Class A	2,800	8,888
Great Wall Motor Co. Ltd., Class H	35,000	35,974
Greentown China Holdings Ltd.	14,000	13,155
Greentown Service Group Co. Ltd.	28,000	15,145
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	1,424	7,187
Haier Smart Home Co. Ltd., Class A	7,000	21,126
Haier Smart Home Co. Ltd., Class H	36,400	104,112

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Haitong Securities Co. Ltd., Class A	14,000	$18,505
Haitong Securities Co. Ltd., Class H	33,600	22,317
Hangzhou Robam Appliances Co. Ltd., Class A	1,400	4,596
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)	2,800	20,949
Hansoh Pharmaceutical Group Co. Ltd.(a)	28,000	46,603
Huatai Securities Co. Ltd., Class A	9,800	18,627
Huatai Securities Co. Ltd., Class H(a)	16,800	21,017
Huaxia Bank Co. Ltd., Class A	12,600	10,229
Hundsun Technologies Inc., Class A	1,778	10,606
Hygeia Healthcare Holdings Co. Ltd.(a)(b)	5,600	32,858
Industrial & Commercial Bank of China Ltd., Class A	58,800	39,896
Industrial & Commercial Bank of China Ltd., Class H	868,000	463,547
Industrial Bank Co. Ltd., Class A	19,600	45,600
Industrial Securities Co. Ltd., Class A	11,260	9,681
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	7,000	28,373
Jafron Biomedical Co. Ltd., Class A	1,400	5,438
JD.com Inc., Class A	35,700	581,610
Jiangsu Hengrui Medicine Co. Ltd., Class A	5,600	35,835
Jiumaojiu International Holdings Ltd.(a)	14,000	24,005
Joincare Pharmaceutical Group Industry Co. Ltd., Class A	2,800	5,400
Kanzhun Ltd., ADR(b)	2,898	40,195
Kingboard Holdings Ltd.	7,000	18,861
Kingdee International Software Group Co. Ltd.(b)	42,000	55,834
Kingsoft Corp. Ltd.	14,000	50,897
Koolearn Technology Holding Ltd.(a)(b)	7,000	26,028
Kuaishou Technology(a)(b)	35,000	237,503
Legend Biotech Corp., ADR(b)(c)	938	60,191
Li Auto Inc., Class A(b)	17,538	254,482
Longfor Group Holdings Ltd.(a)	28,000	53,921
Meituan, Class B(a)(b)	77,000	1,081,178
Microport Scientific Corp.(b)	12,600	21,674
Ming Yang Smart Energy Group Ltd., Class A	2,800	6,908
MINISO Group Holding Ltd., ADR	1,526	23,195
NetEase Inc.	30,875	525,148
NIO Inc., ADR(b)(c)	21,126	159,079
Nongfu Spring Co. Ltd., Class H(a)	28,000	150,124
Orient Securities Co. Ltd., Class A	8,800	12,227
People’s Insurance Co. Group of China Ltd. (The), Class A	8,400	7,222
People’s Insurance Co. Group of China Ltd. (The), Class H	126,000	47,642
Pharmaron Beijing Co. Ltd., Class A	1,400	9,091
Pharmaron Beijing Co. Ltd., Class H(a)	2,800	10,341
Ping An Bank Co. Ltd., Class A	18,200	29,699
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	8,400	19,431
Ping An Insurance Group Co. of China Ltd., Class A	9,800	64,724
Ping An Insurance Group Co. of China Ltd., Class H	98,000	621,926
Pop Mart International Group Ltd.(a)	8,400	18,469
Postal Savings Bank of China Co. Ltd., Class A	29,400	21,229
Postal Savings Bank of China Co. Ltd., Class H(a)	112,000	70,371
SF Holding Co. Ltd., Class A	4,200	27,967
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	39,200	57,881
Shanghai Electric Group Co. Ltd., Class A(b)	13,083	8,877
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	2,800	12,266
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	7,000	19,066
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	2,800	9,226
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	11,200	22,321
Shanghai Pudong Development Bank Co. Ltd., Class A	29,400	30,366
Shanghai Putailai New Energy Technology Co. Ltd., Class A	2,030	10,121
Shanghai Rural Commercial Bank Co. Ltd.	8,399	6,963
Shenzhen Inovance Technology Co. Ltd., Class A	1,450	12,044
Sino Biopharmaceutical Ltd.(c)	168,000	80,088
Security	Shares	Value

China (continued)
Sinopharm Group Co. Ltd., Class H	22,400	$73,429
Sungrow Power Supply Co. Ltd., Class A	1,400	21,663
Sunny Optical Technology Group Co. Ltd.	11,200	105,426
TCL Technology Group Corp., Class A	21,560	11,700
Tongcheng Travel Holdings Ltd.(b)	16,800	33,536
Topsports International Holdings Ltd.(a)	28,000	21,757
Unisplendour Corp. Ltd., Class A	2,800	12,840
Vipshop Holdings Ltd., ADR(b)	5,516	78,989
Want Want China Holdings Ltd.	70,000	46,853
WuXi AppTec Co. Ltd., Class A	2,860	26,137
WuXi AppTec Co. Ltd., Class H(a)	5,640	46,389
Wuxi Biologics Cayman Inc.(a)(b)	56,000	286,707
Xinyi Solar Holdings Ltd.	84,000	82,977
XPeng Inc.(b)	15,936	63,159
Yadea Group Holdings Ltd.(a)	20,000	39,859
Yonyou Network Technology Co. Ltd., Class A	4,200	11,727
Yum China Holdings Inc.	6,440	363,602
Yunnan Baiyao Group Co. Ltd., Class A	1,940	14,681
Zhejiang Expressway Co. Ltd., Class H	28,000	20,737
Zhejiang Weixing New Building Materials Co. Ltd., Class A	2,100	5,702
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	7,000	6,231
		14,529,249
Colombia — 0.1%
Bancolombia SA	3,766	23,527
Interconexion Electrica SA ESP	7,182	28,405
		51,932
Czech Republic — 0.1%
Komercni Banka AS	1,204	35,894
Moneta Money Bank AS(a)	4,942	17,635
		53,529
Egypt — 0.1%
Commercial International Bank Egypt SAE	32,770	55,405

Greece — 0.6%
Alpha Services and Holdings SA(b)	34,095	50,568
Eurobank Ergasias Services and Holdings SA, Class A(b)	41,312	64,576
Hellenic Telecommunications Organization SA	3,059	46,857
JUMBO SA	1,756	40,752
National Bank of Greece SA(b)	8,447	52,412
Terna Energy SA	812	17,522
		272,687
Hungary — 0.4%
OTP Bank Nyrt	3,640	113,482
Richter Gedeon Nyrt	2,226	56,167
		169,649
India — 13.4%
ABB India Ltd.	826	41,159
Adani Green Energy Ltd.(b)	4,928	58,057
Asian Paints Ltd.	5,880	226,542
AU Small Finance Bank Ltd.(a)	2,632	24,677
Axis Bank Ltd.	34,962	385,836
Bajaj Auto Ltd.	1,022	56,355
Bajaj Finance Ltd.	4,186	353,023
Bandhan Bank Ltd.(a)(b)	10,445	33,769
Bank of Baroda	16,142	36,012
Berger Paints India Ltd.	3,719	29,197
Bharti Airtel Ltd.	34,384	352,936
Britannia Industries Ltd.	1,680	94,536

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Cholamandalam Investment and Finance Co. Ltd.	6,356	$80,641
Colgate-Palmolive India Ltd.	1,778	34,174
DLF Ltd.	9,184	52,718
Eicher Motors Ltd.	2,100	93,106
Grasim Industries Ltd.	4,046	83,888
Havells India Ltd.	3,990	62,991
HCL Technologies Ltd.	14,588	201,537
HDFC Life Insurance Co. Ltd.(a)	14,952	106,848
Hero MotoCorp Ltd.	1,680	55,985
Hindustan Unilever Ltd.	12,656	407,857
ICICI Lombard General Insurance Co. Ltd.(a)	3,656	52,156
ICICI Prudential Life Insurance Co. Ltd.(a)	5,530	31,107
Indian Hotels Co. Ltd. (The)	13,230	62,246
Info Edge India Ltd.	1,135	55,781
Infosys Ltd.	50,990	810,590
Kotak Mahindra Bank Ltd.	16,532	401,592
Mahindra & Mahindra Ltd.	14,182	225,821
Marico Ltd.	7,840	51,411
Mphasis Ltd.	1,176	27,616
Nestle India Ltd.	518	135,630
PI Industries Ltd.	1,218	53,219
SBI Cards & Payment Services Ltd.	4,212	46,638
Shriram Transport Finance Co. Ltd.	3,598	60,803
Siemens Ltd.	1,344	57,615
State Bank of India	27,370	191,404
Tata Consultancy Services Ltd.	14,044	557,533
Tata Elxsi Ltd.	532	47,645
Tech Mahindra Ltd.	8,274	111,341
Titan Co. Ltd.	5,446	185,658
Torrent Pharmaceuticals Ltd.	1,624	35,995
Trent Ltd.	2,870	54,077
TVS Motor Co. Ltd.	3,640	57,244
Wipro Ltd.	21,252	103,746
Zomato Ltd.(b)	62,888	52,390
		6,341,102
Indonesia — 2.9%
Bank Central Asia Tbk PT	848,400	511,948
Bank Negara Indonesia Persero Tbk PT	113,400	68,405
Bank Rakyat Indonesia Persero Tbk PT	1,047,247	389,144
Barito Pacific Tbk PT	452,462	22,930
Kalbe Farma Tbk PT	340,200	46,074
Merdeka Copper Gold Tbk PT(b)	183,400	36,677
Sarana Menara Nusantara Tbk PT	295,400	19,502
Sumber Alfaria Trijaya Tbk PT	266,000	46,828
Telkom Indonesia Persero Tbk PT	760,500	205,324
Unilever Indonesia Tbk PT	116,200	35,104
		1,381,936
Kuwait — 0.6%
Gulf Bank KSCP	27,253	22,669
Kuwait Finance House KSCP	125,673	288,649
		311,318
Malaysia — 2.0%
AMMB Holdings Bhd	25,300	19,943
Axiata Group Bhd	44,800	26,963
CIMB Group Holdings Bhd	98,000	102,300
DiGi.Com Bhd	54,600	52,877
HAP Seng Consolidated Bhd	1,200	941
Hong Leong Bank Bhd	9,800	41,114
Hong Leong Financial Group Bhd	2,800	10,507
Security	Shares	Value

Malaysia (continued)
IHH Healthcare Bhd	32,200	$40,252
Inari Amertron Bhd	42,000	22,895
Kuala Lumpur Kepong Bhd	7,000	31,667
Malayan Banking Bhd	81,200	152,137
Maxis Bhd	39,200	34,901
MR DIY Group M Bhd(a)	47,600	16,183
Nestle Malaysia Bhd	1,400	40,646
PPB Group Bhd	9,800	34,525
Press Metal Aluminium Holdings Bhd	59,000	58,861
Public Bank Bhd	223,100	184,104
RHB Bank Bhd	21,000	24,339
Sime Darby Bhd	44,800	20,073
Telekom Malaysia Bhd	18,200	20,086
		935,314
Mexico — 2.2%
Arca Continental SAB de CV	7,500	75,823
Banco del Bajio SA(a)	12,600	39,469
Gruma SAB de CV, Class B	2,870	44,112
Grupo Aeroportuario del Pacifico SAB de CV, Class B	5,600	99,080
Grupo Aeroportuario del Sureste SAB de CV, Class B	3,010	84,305
Grupo Financiero Banorte SAB de CV, Class O	40,600	325,438
Grupo Televisa SAB, CPO	39,200	37,540
Kimberly-Clark de Mexico SAB de CV, Class A	23,800	48,410
Wal-Mart de Mexico SAB de CV	79,800	303,248
		1,057,425
Peru — 0.3%
Credicorp Ltd.	1,036	134,110

Philippines — 0.4%
BDO Unibank Inc.	36,908	89,428
PLDT Inc.	1,190	25,390
SM Prime Holdings Inc.	159,600	92,888
		207,706
Poland — 1.0%
Allegro.eu SA (a)(b)	6,594	55,419
Bank Polska Kasa Opieki SA	2,860	65,105
CD Projekt SA	1,050	30,078
KGHM Polska Miedz SA	2,128	52,760
LPP SA	14	39,747
mBank SA(b)	242	20,185
Powszechna Kasa Oszczednosci Bank Polski SA	13,622	103,384
Powszechny Zaklad Ubezpieczen SA	9,618	87,699
Santander Bank Polska SA	560	44,628
		499,005
Qatar — 0.9%
Commercial Bank PSQC (The)	49,742	76,485
Ooredoo QPSC	12,502	36,411
Qatar National Bank QPSC	71,466	313,865
		426,761
Russia — 0.0%
Magnit PJSC(b)(d)	693	—
Moscow Exchange MICEX-RTS PJSC(b)(d)	12,190	2
Novolipetsk Steel PJSC(b)(d)	15,750	2
PhosAgro PJSC(d)	563	—
PhosAgro PJSC, New(d)	11	—
Polymetal International PLC(b)(d)	3,451	—
Polyus PJSC(b)(d)	329	—
TCS Group Holding PLC, GDR(b)(d)(e)	1,183	—

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
VK Co. Ltd.(b)(d)	1,337	$—
		4
Saudi Arabia — 3.2%
Al Rajhi Bank	30,156	568,128
Alinma Bank	14,644	127,473
Almarai Co. JSC	3,822	55,775
Bank AlBilad	7,549	74,868
Dr Sulaiman Al Habib Medical Services Group Co.	1,372	97,689
Etihad Etisalat Co.	5,950	68,199
Jarir Marketing Co.	10,080	47,291
Mobile Telecommunications Co.(b)	6,986	25,670
Sahara International Petrochemical Co.	5,558	52,648
Saudi Basic Industries Corp.	13,818	324,681
Saudi Investment Bank (The)	7,700	34,565
Savola Group (The)	4,032	38,592
		1,515,579
South Africa — 5.4%
Absa Group Ltd.	12,986	101,609
Anglo American Platinum Ltd.	1,008	57,987
Aspen Pharmacare Holdings Ltd.	5,992	52,121
Bid Corp. Ltd.	5,208	110,931
Bidvest Group Ltd. (The)	4,466	53,863
Capitec Bank Holdings Ltd.	1,330	91,055
Clicks Group Ltd.	3,850	45,785
Discovery Ltd.(b)	7,994	53,687
FirstRand Ltd.	77,546	237,804
Foschini Group Ltd. (The)	5,306	22,561
Gold Fields Ltd.	13,720	208,015
Growthpoint Properties Ltd.	51,408	30,477
Impala Platinum Holdings Ltd.	13,104	105,212
Kumba Iron Ore Ltd.	980	21,547
Mr. Price Group Ltd.	3,920	24,665
MTN Group Ltd.	26,180	161,936
MultiChoice Group	4,816	23,955
Naspers Ltd., Class N	3,010	454,069
Nedbank Group Ltd.	6,972	73,603
NEPI Rockcastle NV	7,448	42,545
Northam Platinum Holdings Ltd.(b)	5,334	43,908
Old Mutual Ltd.	78,988	42,741
Pepkor Holdings Ltd.(a)	30,918	22,124
Remgro Ltd.	8,064	53,663
Sanlam Ltd.	27,398	72,112
Shoprite Holdings Ltd.	7,758	76,921
Standard Bank Group Ltd.	20,568	158,157
Vodacom Group Ltd.	9,772	54,696
Woolworths Holdings Ltd.	15,008	45,334
		2,543,083
South Korea — 6.6%
Amorepacific Corp.	476	37,451
BGF retail Co. Ltd.	126	18,095
CJ CheilJedang Corp.	126	29,410
CJ Corp.	238	15,876
Coway Co. Ltd.	910	33,009
DB Insurance Co. Ltd.	728	40,636
Hana Financial Group Inc.	4,564	142,374
Hanon Systems	2,926	20,666
HYBE Co. Ltd.(b)	294	60,593
Hyundai Engineering & Construction Co. Ltd.	1,260	36,303
KakaoBank Corp.	2,513	49,565
Security	Shares	Value

South Korea (continued)
KB Financial Group Inc.	5,978	$215,573
Korean Air Lines Co. Ltd.	2,926	48,645
LG Display Co. Ltd.(b)	3,640	43,124
LG Electronics Inc.	1,652	152,659
LG H&H Co. Ltd.	140	55,516
LG Uplus Corp.	3,472	29,397
Lotte Chemical Corp.	316	39,642
Mirae Asset Securities Co. Ltd.	4,326	23,773
NCSoft Corp.	224	54,149
Netmarble Corp.(a)(b)	378	15,931
NH Investment & Securities Co. Ltd.	1,946	14,643
POSCO Future M Co. Ltd.	481	126,685
Samsung Electro-Mechanics Co. Ltd.	854	94,907
Samsung Fire & Marine Insurance Co. Ltd.	476	80,849
Samsung Life Insurance Co. Ltd.	1,246	62,242
Samsung SDI Co. Ltd.	840	454,413
Samsung SDS Co. Ltd.	535	50,085
Samsung Securities Co. Ltd.	1,036	28,673
Shinhan Financial Group Co. Ltd.	6,594	173,735
SK Biopharmaceuticals Co. Ltd.(b)	504	27,901
SK Bioscience Co. Ltd.(b)	406	25,227
SK Hynix Inc.	8,400	685,048
SK IE Technology Co. Ltd.(a)(b)	420	28,007
SKC Co. Ltd.	308	22,011
Woori Financial Group Inc.	8,440	76,101
Yuhan Corp.	818	36,569
		3,149,483
Taiwan — 18.2%
Accton Technology Corp.	7,000	80,260
Acer Inc.	42,000	42,097
Advantech Co. Ltd.	6,000	79,302
ASE Technology Holding Co. Ltd.	42,000	151,769
Asustek Computer Inc.	11,000	109,045
AUO Corp.	98,000	56,056
Cathay Financial Holding Co. Ltd.	140,080	201,525
Chailease Holding Co. Ltd.	21,315	140,260
Chang Hwa Commercial Bank Ltd.	84,600	49,514
China Airlines Ltd.	42,000	30,263
China Development Financial Holding Corp.	252,000	103,891
China Steel Corp.	182,000	171,626
Chunghwa Telecom Co. Ltd.	56,000	229,726
Compal Electronics Inc.	70,000	63,355
CTBC Financial Holding Co. Ltd.	266,000	210,022
Delta Electronics Inc.	31,000	318,338
E Ink Holdings Inc.	14,000	94,115
E.Sun Financial Holding Co. Ltd.	205,068	172,618
Eclat Textile Co. Ltd.	3,000	45,610
Eva Airways Corp.	42,000	46,262
Evergreen Marine Corp. Taiwan Ltd.	16,000	79,405
Far Eastern New Century Corp.	42,000	44,094
Far EasTone Telecommunications Co. Ltd.	28,000	69,916
First Financial Holding Co. Ltd.	168,059	153,562
Fubon Financial Holding Co. Ltd.	115,650	228,388
Hotai Motor Co. Ltd.	5,000	130,742
Hua Nan Financial Holdings Co. Ltd.	145,037	104,897
Innolux Corp.	140,600	63,502
Inventec Corp.	42,000	50,339
Lite-On Technology Corp.	28,000	81,011
MediaTek Inc.	24,000	589,766
Mega Financial Holding Co. Ltd.	168,250	195,725

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Taiwan (continued)
momo.com Inc.	1,000	$22,671
Nan Ya Plastics Corp.	70,000	176,907
Nien Made Enterprise Co. Ltd.	2,000	22,897
President Chain Store Corp.	7,000	63,644
Shanghai Commercial & Savings Bank Ltd. (The)	59,225	87,002
Shin Kong Financial Holding Co. Ltd.	224,000	62,752
SinoPac Financial Holdings Co. Ltd.	168,847	94,982
Taishin Financial Holding Co. Ltd.	175,941	104,967
Taiwan Business Bank	98,000	44,912
Taiwan Cement Corp.	98,994	121,993
Taiwan Cooperative Financial Holding Co. Ltd.	154,165	140,136
Taiwan Mobile Co. Ltd.	28,000	94,278
Taiwan Semiconductor Manufacturing Co. Ltd.	140,000	2,533,696
Unimicron Technology Corp.	20,000	116,985
United Microelectronics Corp.	168,000	281,196
Voltronic Power Technology Corp.	1,000	62,929
Win Semiconductors Corp.	5,000	25,923
Wistron Corp.	42,000	91,169
Wiwynn Corp.	1,000	37,596
WPG Holdings Ltd.	28,000	48,401
Yageo Corp.	4,775	78,681
Yuanta Financial Holding Co. Ltd.	154,600	119,839
		8,620,557
Thailand — 2.9%
Advanced Info Service PCL, NVDR	18,900	114,579
Airports of Thailand PCL, NVDR(b)	64,400	130,872
Asset World Corp. PCL, NVDR	127,300	17,985
Bangkok Dusit Medical Services PCL, NVDR	166,600	135,066
Berli Jucker PCL, NVDR	16,300	16,963
BTS Group Holdings PCL, NVDR	125,400	25,579
Bumrungrad Hospital PCL, NVDR	9,800	62,746
Central Pattana PCL, NVDR	32,100	62,201
Central Retail Corp. PCL, NVDR	28,000	33,772
Charoen Pokphand Foods PCL, NVDR	57,300	33,074
CP ALL PCL, NVDR	90,100	164,977
Delta Electronics Thailand PCL, NVDR	49,000	139,251
Home Product Center PCL, NVDR	93,900	37,208
Indorama Ventures PCL, NVDR	28,000	25,532
Intouch Holdings PCL, NVDR	14,000	30,048
Kasikornbank PCL, NVDR	9,800	36,452
Krung Thai Bank PCL, NVDR	51,800	28,264
Krungthai Card PCL, NVDR(c)	14,400	21,086
Minor International PCL, NVDR	49,000	47,479
Osotspa PCL, NVDR	21,000	17,492
SCB X PCL, NVDR	12,600	37,444
SCG Packaging PCL, NVDR	20,000	22,534
Siam Cement PCL (The), NVDR	11,200	102,578
True Corp. PCL, NVDR	160,214	31,536
		1,374,718
Turkey — 0.5%
Akbank TAS	47,320	36,098
Haci Omer Sabanci Holding AS	16,240	30,210
Pegasus Hava Tasimaciligi AS(b)	686	15,178
Turk Hava Yollari AO(b)	8,414	58,283
Turkcell Iletisim Hizmetleri AS	18,424	29,763
Turkiye Is Bankasi AS, Class C	55,081	29,701
Turkiye Sise ve Cam Fabrikalari AS	21,126	41,153
Yapi ve Kredi Bankasi AS	45,150	22,239
		262,625
Security	Shares	Value

United Arab Emirates — 2.1%
Abu Dhabi Commercial Bank PJSC	44,872	$97,613
Abu Dhabi Islamic Bank PJSC	22,747	61,931
Aldar Properties PJSC	60,228	83,501
Dubai Islamic Bank PJSC	44,772	64,096
Emirates NBD Bank PJSC	29,008	107,694
Emirates Telecommunications Group Co. PJSC	53,592	336,441
First Abu Dhabi Bank PJSC	67,917	234,707
		985,983

Total Common Stocks — 97.8%
(Cost: $50,186,036)		46,433,826

Preferred Stocks

Brazil — 1.6%
Banco Bradesco SA, Preference Shares, NVS	82,257	251,475
Itau Unibanco Holding SA, Preference Shares, NVS	74,074	384,438
Itausa SA, Preference Shares, NVS	76,321	132,083
		767,996
Chile — 0.3%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	2,198	141,648

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	7,084	41,326

Total Preferred Stocks — 2.0%
(Cost: $898,498)		950,970

Total Long-Term Investments — 99.8%
(Cost: $51,084,534)		47,384,796

Short-Term Securities

Money Market Funds — 0.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(f)(g)(h)	321,321	321,385

Total Short-Term Securities — 0.7%
(Cost: $321,450)		321,385

Total Investments — 100.5%
(Cost: $51,405,984)		47,706,181

Liabilities in Excess of Other Assets — (0.5)%		(260,117)

Net Assets — 100.0%		$47,446,064

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.

(c)	All or a portion of this security is on loan.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(f)	Affiliate of the Fund.

(g)	Annualized 7-day yield as of period end.

(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
May 31, 2023

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$288,657	$32,892	(a)	$—		$(77)	$(87)	$321,385	321,321	$1,834	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	50,000	—		(50,000	)(a)	—	—	—	—	2,170		—
						$(77)	$(87)	$321,385		$4,004		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets Index	1	06/16/23	$48	$(2,008)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$4,860,420	$41,573,402	$4	$46,433,826
Preferred Stocks	950,970	—	—	950,970

Schedule of Investments (unaudited) (continued)	iShares® ESG Advanced MSCI EM ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total
Short-Term Securities
Money Market Funds	$321,385	$—	$—	$321,385
	$6,132,775	$41,573,402	$4	$47,706,181
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$(2,008)	$—	$—	$(2,008)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

ADR	American Depositary Receipt	NVDR	Non-Voting Depositary Receipt
CPO	Certificates of Participation (Ordinary)	NVS	Non-Voting Shares
GDR	Global Depositary Receipt	PJSC	Public Joint Stock Company
JSC	Joint Stock Company